Supplemental Financial Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Condensed Income Statements, Captions [Line Items]
Other income (expense), net	$ 5	$ 9	$ (1)
Equity investment income	13	5	12
Income from license and other agreements	3	3	5
Foreign exchange losses (inclusive of hedging costs)	(13)	(10)	(19)
Allowances for doubtful accounts and cash discounts netted against trade receivables	42	50
Discovery Labware [Member]
Condensed Income Statements, Captions [Line Items]
Income from contract manufacturing and other transition services related to sale of Discovery Labware	$ 3	$ 11